Non-current Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of major classes of assets and liabilities classified as held for sale

The major classes of assets and liabilities of the Group classified as held for sale as at 31 December are, as follows:

2022
Assets
Property, plant and equipment (Note 15)	110,128
Right-of-use assets (Note 16)	32,575
Assets held for sale	142,703

Liabilities
Non-current lease liabilities (Note 16)	40,967
Current lease liabilities (Note 16)	3,827
Provisions (Note 26)	3,677
Liabilities directly associated with assets held for sale	48,471
Net assets directly associated with disposal group	94,232